Components of Other Comprehensive Income (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Securities: [Abstract]
Unrealized holding (losses) gains on available for sale securities, Before Tax Amount		$ (689)	$ (443)	$ 1,338
Unrealized holding (losses) gains on available for sale securities, Tax Effects		234	150	(455)
Unrealized holding (losses) gains on available for sale securities, Net of Tax Amount		(455)	(293)	883
Reclassification adjustment for losses (gains) realized in net income, Before Tax Amount		(55)	(146)	(64)
Reclassification adjustment for losses (gains) realized in net income, Tax Effects		19	50	22
Reclassification adjustment for losses (gains) realized in net income, Net of Tax Amount	[1]	(36)	(96)	(42)
Net unrealized holding (losses) gains on available for sale securities, Before Tax Amount		(744)	(589)	1,274
Net unrealized holding (losses) gains on available for sale securities, Tax Effects		253	200	(433)
Net unrealized holding gains (losses) on available for sale securities		(491)	(389)	841
Derivative instrument: [Abstract]
Change in fair value of effective cash flow hedging derivative, Before Tax Amount			157	155
Change in fair value of effective cash flow hedgeing derivative, Tax Effects			(53)	(53)
Change in fair value of effective cash flow hedging derivative, Net of Tax Amount			104	102
Other comprehensive income, Before Tax Amount		(744)	(432)	1,429
Other comprehensive income, Tax Effects		253	147	(486)
Other comprehensive income (loss)		$ (491)	$ (285)	$ 943

[1]	(1) Pre-tax amounts are included in net gain on the sale of securities in noninterest income on the consolidated statements of income. Income tax expense associated with the reclassification adjustment for the years ended December 31, 2016, 2015 and 2014 was $19,000, $50,000 and $22,000, respectively.